Note 8 - Income Taxes	3 Months Ended
Oct. 31, 2016
Notes
Note 8 - Income Taxes

NOTE 8 – INCOME TAXES

For the period ended October 31, 2016, the Company has net losses in addition to prior years’ net taxable losses, the result is a net taxable loss carry-forward, and therefore the Company has no tax liability.  The net deferred tax asset generated by the loss carry-forward has been fully reserved.

For the periods ended October 31 and July 31, 2016, the cumulative net operating loss carry-forward from operations is approximately $23,484,000 and $21,786,000; respectively, and will expire beginning in the year 2030

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

	October 31, 2016	July 31, 2016
Deferred tax asset attributable to:
Net operating loss carryover	$ 7,984,700	$ 7,407,300
Valuation allowance	(7,984,700)	(7,407,300)
Net deferred tax asset	$ 0	$ 0

Due to the change in ownership provisions of the Tax Reform Act of 1986, the net operating loss carry forwards for Federal income tax reporting purposes are subject to annual limitations.